DERIVATIVE LIABILITIES - WARRANTS (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended				12 Months Ended		3 Months Ended				12 Months Ended		3 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2013 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2013 Warrant [Member] Minimum [Member]	Sep. 30, 2013 Warrant [Member] Minimum [Member]	Jun. 30, 2013 Warrant [Member] Minimum [Member]	Mar. 31, 2013 Warrant [Member] Minimum [Member]	Mar. 31, 2013 Warrant [Member] Minimum [Member]	Mar. 31, 2012 Warrant [Member] Minimum [Member]	Dec. 31, 2013 Warrant [Member] Maximum [Member]	Sep. 30, 2013 Warrant [Member] Maximum [Member]	Jun. 30, 2013 Warrant [Member] Maximum [Member]	Mar. 31, 2013 Warrant [Member] Maximum [Member]	Mar. 31, 2013 Warrant [Member] Maximum [Member]	Mar. 31, 2012 Warrant [Member] Maximum [Member]
Risk-Free interest rate														0.01%	0.03%	0.02%	0.04%	0.04%	0.05%	1.26%	1.39%	1.41%	0.77%	0.77%	1.30%
Expected volatility														70.00%	62.00%	35.00%	106.00%	106.00%	57.00%	124.00%	117.00%	97.00%	168.00%	168.00%	181.00%
Expected life (in years)														6 months	9 months 18 days	2 months 12 days	6 months	6 months	1 month 6 days	4 years 3 months 18 days	4 years 7 months 6 days	4 years 9 months 18 days	5 years 1 month 6 days	5 years 1 month 6 days	6 years 1 month 6 days
Expected dividend yield								0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Number of warrants					139,344,939	161,478,979	155,325,048	117,958,205	120,491,539	139,344,939	139,344,939	139,344,939	161,478,979
Fair value - Warrant Derivative Liability	$ 10,439,126		$ 10,439,126		$ 7,862,848	$ 11,987,222	$ 10,543,145	$ 10,439,126	$ 11,095,970	$ 4,966,391	$ 7,862,848	$ 7,862,848	$ 11,987,222
Change in warrant derivative liability for the twelve months ended	$ 656,844	$ 5,765,992	$ (2,576,278)	$ 2,770,912	$ 4,089,491	$ (1,444,075)						$ (4,089,491)	$ 1,444,075